Debt - Additional Information (Detail)		12 Months Ended
	May 24, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Short-term Debt [Line Items]
Maximum borrowing capacity		$ 2,750,000,000
Short term borrowings		0	$ 1,098,000,000
Net cash deposit		$ 116,000,000	118,000,000
Revolving credit facility maturity date		Jun. 24, 2024
Interest paid in cash		$ 103,000,000	115,000,000
One Point Nine Zero Zero Senior Notes [Member]
Short-term Debt [Line Items]
Senior Notes, face amount | €				€ 550,000,000
Asian Tranche [Member]
Short-term Debt [Line Items]
Line of credit facility fully transferable amount		200,000,000
Mexican Tranche [Member]
Short-term Debt [Line Items]
Line of credit facility fully transferable amount		100,000,000
One Point Five Zero Zero Senior Notes [Member]
Short-term Debt [Line Items]
Senior Notes, face amount | €				600,000,000
364 Day Syndicated Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 300,000,000
Gross amount outstanding under the credit facility		$ 0
Line of credit facility, expiration period	364 days
Line of credit facility, maturity date		Jun. 22, 2020
Bank Indebtedness [Member]
Short-term Debt [Line Items]
Short term borrowings			35,000,000
Gross amount outstanding under the credit facility		$ 110,000,000	112,000,000
Covenant percentage USD cash deposit to outstanding euro balance		105.00%
Restricted cash deposits		$ 116,000,000	118,000,000
Bank Indebtedness [Member] | Prepaid Expenses and Other [Member]
Short-term Debt [Line Items]
Net cash deposit		6,000,000	6,000,000
Commercial Paper [Member]
Short-term Debt [Line Items]
Short term borrowings			1,063,000,000
U.S. Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity		1,000,000,000
Short term borrowings		$ 0	$ 903,000,000
Weighted-average interest rate on notes outstanding			3.00%		3.00%
Debt maturity period		maturities less than three months
Euro-Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Debt issuance description		Under the euro-Program, the Company may issue euro-commercial paper notes [the ''euro notes''] up to a maximum aggregate amount of euro 500 million or its equivalent in alternative currencies
Maximum borrowing capacity | €				€ 500,000,000
Short term borrowings			$ 160,000,000		€ 140,000,000
Weighted-average interest rate on notes outstanding			0.24%		0.24%
Debt maturity period		maturities less than three months